Business combination	12 Months Ended
Dec. 31, 2022
Business Combination [Abstract]
Business combination
24.	Business combination
Acquisition of Carta:
On January 25, 2021, Mogo completed the acquisition of all of the issued and outstanding securities of Carta in exchange for 10,000,000 Common Shares with a fair value of $54,800 based on Mogo’s closing share price at the acquisition date.
Acquisition-related costs of $379 not directly attributable to the issuance of the Common Shares are included in other non-operating expense in the consolidated statements of operations and comprehensive income (loss) and in operating cash flows in the consolidated statements of cash flows.
The acquisition significantly expanded Mogo’s total addressable market by allowing the Company to enter the global payments market, increase revenue scale and accelerate the growth of its high-margin subscription and transaction-based revenue, and strengthen the Company’s digital wallet capabilities which includes the development of a peer-to-peer payment solution.
The following tables summarizes the fair value of consideration transferred, and its allocation to estimated fair values assigned to each major class of assets acquired and liabilities assumed at the January 25, 2021 acquisition date.

January 25, 2021
Assets acquired:
Cash and cash equivalent	2,101
Prepaids, and other receivables and assets	1,693
Property and equipment	270
Right-of-use assets	316
Intangible assets - technology assets	12,900
Intangible assets - customer relationships	4,800
Intangible assets - software licenses	628
Intangible assets - brand	1,000
Goodwill	35,893
59,601

Liabilities assumed:
Accounts payable, accruals & other	4,485
Lease liabilities	316
4,801

Net assets acquired at fair value	54,800

Share consideration	54,800

Acquisition of Moka:
On May 4, 2021, Mogo completed the acquisition of all of the issued and outstanding securities of Moka, a savings and investing app. Mogo acquired all of the issued and outstanding shares of Moka in exchange for the issuance of 4,633,648 Common Shares with a fair value of $46,600 based on Mogo’s closing share price at the acquisition date, and cash consideration of $4,508 pursuant to the terms of a share exchange agreement among Mogo, Moka and all of the shareholders of Moka. In connection with the acquisition of Moka, the Company also exchanged equity-settled share-based payments awards held by the employees of Moka for 366,343 equity-settled share-based payments awards of the Company.
Acquisition-related costs of $536 not directly attributable to the issuance of the Common Shares are included in other non-operating expense in the consolidated statements of operations and comprehensive income (loss) and in operating cash flows in the consolidated statements of cash flows.
The acquisition brought differentiated saving and investing products to broaden Mogo’s wealth offering and accelerated the growth of its high-margin subscription and transaction-based revenue.
The following tables summarizes the fair value of consideration transferred, and its allocation to estimated fair values assigned to each major class of assets acquired and liabilities assumed at the May 4, 2021 acquisition date. Cash and cash equivalents included $2,756 of cash held in trust for funds under management.

May 4, 2021
Assets acquired:
Cash and cash equivalent	4,377
Prepaids, and other receivables and assets	2,455
Property and equipment	59
Intangible assets - technology assets	8,100
Intangible assets - customer relationships	4,100
Intangible assets - regulatory licenses	6,500
Goodwill	33,517

59,108

Liabilities assumed:
Accounts payable, accruals & other	5,293
Deferred tax liabilities	2,100

7,393

Net assets acquired at fair value	51,715

Share consideration	47,207
Cash consideration	4,508

Total consideration transferred	51,715

Acquisition of Fortification:
On September 1, 2021, Mogo completed the acquisition of all of the issued and outstanding securities of Fortification, a Canadian registered investment dealer, in exchange for 75,000 Common Shares and a cash payment of $1,144. Subsequent to the acquisition, Fortification was renamed to MogoTrade Inc.
The acquisition allowed Mogo to acquire the necessary licenses, registration and technology to accelerate the development of the Company’s planned commission free stock trading solution and continue to strengthen the Company’s digital wallet capabilities.
The following tables summarizes the fair value of consideration transferred, and its allocation to estimated fair values assigned to each major class of assets acquired and liabilities assumed at the September 1, 2021 acquisition date.

September 1, 2021
Assets acquired:
Cash and cash equivalent	13
Prepaids, and other receivables and assets	628
Intangible assets - regulatory licenses	300
Goodwill	702

1,643

Liabilities assumed:
Accounts payable, accruals & other	23
Deferred tax liabilities	80

103

Net assets acquired at fair value	1,540

Share consideration	396
Cash consideration	1,144

Total consideration transferred	1,540

Goodwill and indefinite-life intangible assets:
Goodwill and indefinite-life intangible assets are attributed to the group of CGUs to which they relate. Annual impairment testing was performed as at December 31, 2022 for goodwill and indefinite-life intangible assets by comparing the carrying value of net assets within the CGU to the recoverable amount of that CGU. Management tested the individual CGUs, being the Carta and the remaining Mogo related entities CGU.
The recoverable amount of the CGUs to which goodwill and indefinite life intangibles are allocated were determined based on a value in use assessment using Level 3 inputs in a discounted cash flow analysis. The significant assumptions applied in the determination of the recoverable amount are described below:

●
Cash flows: Estimated cash flows were projected based on actual operating results from internal sources, estimated loan origination and volume growth, as well as industry and market trends. Estimated cash flows are primarily driven by forecasted revenues and operating costs, and are extended to a total of 7 years with a terminal value calculation thereafter.

●
Terminal value growth rate: The terminal growth rate was based on management’s estimate of long-term compound annual growth rates, historical and projected economic indicators, and projected industry growth.

●
Pre-tax discount rate: The pre-tax discount rate is reflective of the CGUs Weighted Average Cost of Capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium, and an after-tax cost of debt based on the interest rate of the Company’s debts.

●	Tax rate: The tax rates used in determining the future cash flows were those substantively enacted at the respective valuation date.
The following table outlines the significant assumptions used in calculating the recoverable amount for each CGU tested for impairment as at December 31, 2022 and December 31, 2021:

	As at
	December 31, 2022	December 31, 2021
Terminal growth rate	5%	10%
Pre-tax discount rate	23%	16%

Carta CGU
As a result of the impairment test as at December 31, 2022, management concluded that the recoverable amount of the Carta CGU was lower than its carrying value of net assets, and recorded an impairment loss of $11,578. The impairment loss was fully allocated to goodwill for the Carta CGU. As at December 31, 2022, the carrying value of goodwill and indefinite life intangible assets attributable to the Carta CGU is
$24,315 and $1,000, respectively (December 31, 2021 – $35,893 and $1,000
, respectively). The impairment loss was recognized due to a change in overall industry and market conditions, along with a decline in the Company’s stock price resulting in an excess of the carrying value of its total net operating assets above the Company’s market capitalization.

Remaining Mogo related entities CGU
As a result of the impairment test as at December 31, 2022, management concluded that the recoverable amount of the remaining Mogo related entities CGU was lower than its carrying value of net assets, and recorded an impairment loss of $20,180. The impairment loss was fully allocated to goodwill for the remaining Mogo related entities CGU. As at December 31, 2022, the carrying value of goodwill attributable to the remaining Mogo related entities CGU is
$14,040 (December 31, 2021 – $34,219
). The impairment loss was recognized due to a change in overall industry and market conditions, along with a decline in the Company’s stock price resulting in an excess of the carrying value of its total net operating assets above the Company’s market capitalizatio
n.